Financial instruments by category (Narrative) (Details) - USD ($)	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial instruments by categories [Line Items]
Cash and cash equivalents	$ 276,750,000		$ 133,036,000	$ 128,843,000	$ 100,604,000
Balances with customers	350,573,000		223,054,000
Cash on hand	11,000		13,000	$ 12,000
Financial liabilities, at fair value	490,980,000		443,690,000
Vitol [Member]
Disclosure of Financial instruments by categories [Line Items]
Cash and cash equivalents		$ 152,000,000
Trade receivables [member]
Disclosure of Financial instruments by categories [Line Items]
Balances with customers	40,211,000		65,049,000
Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by categories [Line Items]
Balances with customers	39,773,000		$ 44,144,000
Financial instruments not credit-impaired [member] | Trade receivables [member] | Later than three months
Disclosure of Financial instruments by categories [Line Items]
Balances with customers	$ 0